Federal Home Loan Bank Advances - Additional Information (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Mortgage and Other Loans [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal home loan bank advance	$ 123,592,789
Other Assets [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank securities	$ 1,219,500	$ 1,202,900